RISK MANAGEMENT - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Loans and financing | Book value
Disclosure of detailed information about financial instruments [line items]
Liabilities	R$ (9,884,027)	R$ (23,059,604)
Loans and financing | Fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities	(9,998,826)	(24,248,794)
Convertible debt instruments – conversion right | Book value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	0	(6,448)
Convertible debt instruments – conversion right | Fair value | Level 2
Disclosure of detailed information about financial instruments [line items]
Liabilities	R$ 0	R$ (6,448)